STOCK OPTION AND STOCK UNIT PLANS - INCENTIVE STOCK OPTIONS (Details) CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD CAD / shares	Dec. 31, 2013 CAD CAD / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CAD CAD / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares
INCENTIVE STOCK OPTIONS
Weighted average assumptions used to determine the fair value of options
Fair value per option (in Canadian or US dollars) | CAD / shares		CAD 5.53	CAD 5.27		CAD 6.48
Expected option term (in years)	5 years	5 years	5 years
Expected volatility (as a percent)	19.90%	16.90%	17.40%
Expected dividend yield (as a percent)	3.20%	2.90%	2.80%
Risk-free interest rate (as a percent)	0.90%	1.60%	1.20%
Expected option term based on historical practice	6 years
Expected option term based on historical practice for retirement eligible employees	3 years
Compensation expense (in Canadian dollars)	CAD 35	CAD 29	CAD 27
Unrecognized compensation cost related to non-vested share-based compensation arrangements granted (in Canadian dollars)					CAD 47
Weighted average period over which compensation cost is expected to be recognized	2 years
INCENTIVE STOCK OPTIONS | Canadian employees
Weighted average assumptions used to determine the fair value of options
Fair value per option (in Canadian or US dollars) | CAD / shares		CAD 5.45	CAD 5.15		CAD 6.22
INCENTIVE STOCK OPTIONS | United States employees
Weighted average assumptions used to determine the fair value of options
Fair value per option (in Canadian or US dollars) | $ / shares				$ 6.16		$ 5.35	$ 5.63
PERFORMANCE STOCK OPTIONS
Weighted average assumptions used to determine the fair value of options
Fair value per option (in Canadian or US dollars) | CAD / shares		CAD 5.77
Expected option term (in years)		6 years 6 months
Expected volatility (as a percent)		15.00%
Expected dividend yield (as a percent)		2.80%
Risk-free interest rate (as a percent)		1.70%
Compensation expense (in Canadian dollars)	CAD 3	CAD 3	CAD 3
Unrecognized compensation cost related to non-vested share-based compensation arrangements granted (in Canadian dollars)					CAD 5
Weighted average period over which compensation cost is expected to be recognized	2 years